Income Taxes - Schedule of Income Before Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Before Provision for Income Taxes [Abstract]
PRC	$ 6,075,159	$ 4,783,304	$ 5,748,577
Cayman	(385,858)	(189,460)	(244,288)
Total income before Income Taxes	$ 5,689,301	$ 4,593,844	$ 5,504,289